Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Preferred stock	Common stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2020		$ 75,828	$ 6,281,241	$ (18,130,455)	$ (11,773,386)
Balance beginning (in Shares) at Dec. 31, 2020		75,828,064
Balance ending at Dec. 31, 2021		$ 335,778	6,989,540	(16,367,989)	(9,042,671)
Balance ending (in Shares) at Dec. 31, 2021		335,778,778
Shares issued for note conversion		$ 259,950	702,003		961,953
Shares issued for note conversion (in Shares)		259,950,714
Fair value of warrants			6,296		$ 6,296
Shares issued for cashless warrant exercise (in Shares)
Net income (loss)				1,762,466	$ 1,762,466
Balance ending at Sep. 30, 2022	$ 5	$ 385,567	7,190,026	(17,516,577)	(9,940,979)
Balance ending (in Shares) at Sep. 30, 2022	50,000	385,568,143
Preferred stock issued for cash	$ 5		49,995		50,000
Preferred stock issued for cash (in Shares)	50,000
Shares issued for note conversion		$ 49,789	139,411		189,200
Shares issued for note conversion (in Shares)		49,789,365
Fair value of warrants			11,080		11,080
Net income (loss)				(1,148,588)	(1,148,588)
Balance beginning at Dec. 31, 2021		$ 335,778	6,989,540	(16,367,989)	(9,042,671)
Balance beginning (in Shares) at Dec. 31, 2021		335,778,778
Balance ending at Dec. 31, 2022	$ 5	$ 3,245,555	13,308,865	(17,854,837)	(1,300,412)
Balance ending (in Shares) at Dec. 31, 2022	50,000	3,245,556,528
Preferred stock issued for cash	$ 5		49,995		50,000
Preferred stock issued for cash (in Shares)	50,000
Shares issued for note conversion		$ 2,868,067	6,118,960		8,987,027
Shares issued for note conversion (in Shares)		2,868,067,227
Fair value of warrants			11,080		11,080
Shares issued for services		$ 7,500	43,500		$ 51,000
Shares issued for services (in Shares)		7,500,000			7,500,000
Shares issued for warrant exercise		$ 34,210	95,790		$ 130,000
Shares issued for warrant exercise (in Shares)		34,210,523
Shares issued for cashless warrant exercise (in Shares)
Conversion of preferred stock to common stock (in Shares)					2,868,067,227
Net income (loss)				(1,486,848)	$ (1,486,848)
Balance ending at Sep. 30, 2023		$ 3,406,689	13,951,705	(20,317,636)	(2,959,242)
Balance ending (in Shares) at Sep. 30, 2023		3,406,691,566
Shares issued for services		$ 54,917	318,733		373,650
Shares issued for services (in Shares)		54,916,669
Shares issued for warrant exercise		$ 49,736	139,264		189,000
Shares issued for warrant exercise (in Shares)		49,736,843
Shares issued for cashless warrant exercise		$ 16,799	(16,799)
Shares issued for cashless warrant exercise (in Shares)		16,799,491
Conversion of preferred stock to common stock	$ (5)	$ 10,000	(9,995)
Conversion of preferred stock to common stock (in Shares)	(50,000)	10,000,000
Shares issued for note modification		$ 16,635	152,221		168,856
Shares issued for note modification (in Shares)		16,635,226
Shares issued with notes		$ 13,047	59,416		72,463
Shares issued with notes (in Shares)		13,046,809
Net income (loss)				$ (2,462,799)	$ (2,462,799)